Taxes - Reconciliation of Expected Provision for Income Tax Recovery/Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (18,172)	$ (15,623)
Expected income tax recovery at Canadian statutory income tax rate of 26.5% (2012 - 26.5%)	(4,815)	(4,141)
Permanent differences	1,126	1,040
Effect of change in tax rates	90	(1,199)
Effect of unused tax credits	667
Reversal of previously recognized foreign tax credits		(84)
Foreign withholding taxes paid	84	129
Foreign rate differential	(588)
Increase (decrease) in valuation allowance	3,357	3,152
Provision for income tax recovery	$ (79)	$ (1,103)